Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
9. Accrued Expenses and Other Liabilities

	December 31, 2021	December 31, 2020
	(in millions)
Claim payments outstanding	$23.2	$9.9
Deferred revenue	11.2	1.7
Advances from customers	8.7	4.4
Employee related accruals	8.5	5.0
Accrued licenses and taxes	5.8	2.5
Premium refund liability	4.8	2.6
Warrant liability	4.3	—
Fiduciary liability	3.7	5.0
Other	13.6	12.1

Total accrued expenses and other liabilities	$83.8	$43.2